Stock-based compensation	9 Months Ended
Sep. 30, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
12	Stock-based compensation

The Company provides stock-based compensation to its directors, officers, employees, and consultants through grants of stock options.

Stock options

The Company has adopted a stock option plan (the "Plan") to grant options to directors, officers, employees and consultants. Under the Plan, the Company may grant options to acquire up to 10% of the issued and outstanding shares of the Company. Options granted can have a term of up to ten years and an exercise price typically not less than the Company's closing stock price on the TSX on the last trading day before the date of grant. Vesting is determined at the discretion of the Board of Directors.

Under the Plan, an option holder may elect to terminate an option, in whole or in part and, in lieu of receiving shares to which the terminated option relates (the "Designated Shares"), receive the number of shares, disregarding fractions, which, when multiplied by the weighted average trading price of the shares on the TSX during the five trading days immediately preceding the day of termination (the "Fair Value" per share) of the Designated Shares, has a total dollar value equal to the number of Designated Shares multiplied by the difference between the Fair Value and the exercise price per share of the Designated Shares.

Stock option transactions during the nine months ended September 30, 2018 are summarized as follows:

	Number of shares (000’s)	Weighted average exercise price C$
Outstanding – beginning of period	9,175	0.38
Granted	100	0.63
Exercised	(905)	0.43
Cancelled	(1,360)	0.44
Forfeited/expired	-	-
Outstanding – end of period	7,010	0.37

At September 30, 2018, the following stock options were outstanding:

Number of shares (000`s)	Vested (000`s)	Aggregate intrinsic value C$ (000’s)	Exercise price per share C$	Expiry date
490	490	108	0.26	Dec 2018
960	960	270	0.18 –0.36	Feb – Dec 2019
1,320	1,320	250	0.28 – 0.32	July – Dec 2020
2,240	2,240	272	0.33 – 0.36	Mar – Nov 2021
1,900	1,900	-	0.52 – 0.62	May – Oct 2022
100	75	-	0.63	Feb 2023
7,010	6,985	900

During the nine months ended September 30, 2018, 360,000 stock options with exercise prices ranging from C$0.26 to C$0.47 were exercised and the Company received gross proceeds of C$166,050. In addition, stock options to purchase 1,905,000 Designated Shares with exercise prices ranging from C$0.26 to C$0.47 were terminated and an aggregate of 545,390 common shares were issued.